VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 97.8%
Australia : 5.2%
Allkem Ltd. * † 1,510,449 $ 11,294,261
Ecograf Ltd. * † 1,353,181 95,626
Glencore Plc (GBP) 5,149,100 29,321,596
Jervois Global Ltd. * † 4,963,057 111,146
40,822,629
Bermuda : 0.8%
Valaris Ltd. (USD) * 85,700 6,425,786
Underline
Brazil : 2.8%
Vale SA (ADR) 1,374,200 18,414,280
Yara International ASA (NOK) 90,300 3,409,696
21,823,976
British Virgin Islands : 0.1%
Talon Metals Corp. (CAD) * 3,585,200 686,289
Underline
Canada : 9.4%
Agnico Eagle Mines Ltd.
(USD) 243,906 11,085,527
Alamos Gold, Inc. (USD) 656,900 7,416,401
Barrick Gold Corp. (USD) 871,145 12,675,160
Euro Manganese, Inc.
(AUD) * 1,960,772 176,095
Franco-Nevada Corp. (USD) 89,600 11,960,704
Ivanhoe Mines Ltd. * † 746,500 6,397,394
Kinross Gold Corp. (USD) 2,046,800 9,333,408
Nouveau Monde Graphite,
Inc. (USD) * † 167,000 440,880
Nutrien Ltd. (USD) 228,271 14,098,017
73,583,586
China : 2.2%
PetroChina Co. Ltd. (HKD) 23,109,000 17,318,626
Underline
Finland : 0.5%
Neste Oyj † 107,000 3,623,943
Underline
France : 0.9%
Nexans SA 90,930 7,372,238
Underline
Ghana : 1.2%
Kosmos Energy Ltd. (USD) * 1,138,700 9,314,566
Underline
Italy : 4.1%
Eni SpA 1,134,600 18,225,997
Saipem SpA * 5,494,100 8,357,555
Saras SpA 3,618,200 5,170,260
31,753,812
Netherlands : 1.5%
OCI NV 427,135 11,877,378
Underline
Norway : 2.4%
Equinor ASA (ADR) † 426,600 13,988,214
FREYR Battery SA (USD) * † 542,800 2,654,292
FREYR Battery SA (USD) * ø 350,000 1,711,500
18,354,006
Spain : 2.3%
Repsol SA 1,067,900 17,565,892
Soltec Power Holdings SA * 111,800 365,331
17,931,223
Turkey : 0.6%
Eldorado Gold Corp. (USD) * 479,400 4,271,454
Underline
Number
of Shares Value
United Kingdom : 9.2%
BP Plc (ADR) 423,900 $ 16,413,408
Endeavour Mining Plc (CAD) 419,100 8,213,835
Shell Plc (ADR) 385,000 24,786,300
TechnipFMC Plc (USD) 1,098,500 22,343,490
71,757,033
United States : 51.2%
5E Advanced Materials,
Inc. * † 130,200 294,252
Array Technologies, Inc. * † 375,500 8,332,345
Baker Hughes Co. 417,400 14,742,568
Bunge Ltd. 105,100 11,377,075
CF Industries Holdings, Inc. 171,000 14,661,540
ChampionX Corp. 312,500 11,131,250
Chart Industries, Inc. * † 95,034 16,072,150
Chesapeake Energy Corp. † 143,400 12,365,382
Chevron Corp. 50,400 8,498,448
ConocoPhillips 179,941 21,556,932
Corteva, Inc. 340,866 17,438,705
Diamondback Energy, Inc. 88,868 13,763,876
EQT Corp. † 370,400 15,030,832
EVgo, Inc. * † 291,300 984,594
Excelerate Energy, Inc. 197,300 3,361,992
Freeport-McMoRan, Inc. 515,900 19,237,911
Halliburton Co. 327,700 13,271,850
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 324,777 6,885,272
Hess Corp. 163,900 25,076,700
JBS S/A (BRL) 2,102,500 7,549,935
Kirby Corp. * 166,200 13,761,360
Liberty Energy, Inc. 268,350 4,969,842
Marathon Oil Corp. 346,500 9,268,875
Mosaic Co. 329,400 11,726,640
MP Materials Corp. * † 447,500 8,547,250
Newmont Corp. 313,355 11,578,467
Ormat Technologies, Inc. † 150,640 10,532,749
Permian Resources Corp. † 304,800 4,255,008
Piedmont Lithium, Inc. * † 132,500 5,260,250
Pilgrim's Pride Corp. * 328,800 7,506,504
Pioneer Natural Resources
Co. 35,188 8,077,405
Schlumberger NV 278,400 16,230,720
SolarEdge Technologies,
Inc. * 27,300 3,535,623
Solid Power, Inc. * † 81,100 163,822
Stem, Inc. * † 754,232 3,197,944
Stem, Inc. * ø 362,000 1,534,880
Sunnova Energy
International, Inc. * † 266,500 2,790,255
Valero Energy Corp. 252,500 35,781,775
400,352,978
Zambia : 3.4%
First Quantum Minerals Ltd.
(CAD) † 1,131,200 26,725,719
Underline
Total Common Stocks
(Cost: $605,371,065) 763,995,242

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
WARRANTS : 0.0%
(Cost: $78,424)
Norway : 0.0%
FREYR Battery SA,
USD 11.50, exp. 09/01/27 115,150 $ 115,150
Underline
MONEY MARKET FUND : 2.3%
(Cost: $18,348,854)
Invesco Treasury Portfolio -
Institutional Class 18,348,854 18,348,854
Underline
Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $623,798,343) 782,459,246
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $8,811,656)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 8,811,656 $ 8,811,656
Total Investments: 101.2%
(Cost: $632,609,999) 791,270,902
Liabilities in excess of other assets: (1.2)% (9,463,903)
NET ASSETS: 100.0% $ 781,806,999
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $102,853,597.
* Non-income producing
ø Restricted Security – the aggregate value of restricted securities is $3,246,380, or 0.4% of net assets
Restricted securities held by the Fund as of September 30, 2023 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
FREYR Battery SA 07/06/2021 350,000 $ 3,500,000 $ 1,711,500 0.2%
Stem, Inc. 04/28/2021 362,000 3,620,000 1,534,880 0.2%
$7,120,000 $3,246,380 0.4%
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Oil & Gas 48.2% $ 377,293,548
Base & Industrial Metals 15.5 120,605,555
Agriculture 12.7 99,645,490
Gold & Precious Metals 9.8 76,534,957
Renewables & Alternatives 6.8 53,799,938
Industrials & Utilities 3.9 29,833,510
Diversified Metals & Mining 0.8 6,397,394
Money Market Fund 2.3 18,348,854
100.0% $ 782,459,246